Financing (Schedule of Future Minimum Lease Payments for Capital Leases) (Table) (Details) $ in Millions	Dec. 31, 2016 USD ($)
Debt Disclosure [Abstract]
Long-term debt, maturities, repayments of principal in next twelve months	$ 2,594.8
Long-term debt, maturities, repayments of principal in year two	496.4
Long-term debt, maturities, repayments of principal in year three	627.2
Long-term debt, maturities, repayments of principal in year four	4,899.2
Long-term debt, maturities, repayments of principal in year five	323.0
Long-term debt, maturities, repayments of principal after year five	$ 3,328.4